Condensed Statements Of Changes In Stockholders' Deficit - USD ($)		Total	Series A [Member]	Series B [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Common Stock [Member] Series A [Member]	Common Stock [Member] Series B [Member]
Balance, Shares at May. 19, 2021							0	0
Balance at May. 19, 2021		$ 0			$ 0	$ 0	$ 0	$ 0
Issuance of Class B common stock to Sponsor	[1]	25,000			24,250			$ 750
Issuance of Class B common stock to Sponsor, Shares	[1]							7,503,750
Net income (loss)		(1,793)	$ 0	$ (1,793)	0	(1,793)	$ 0	$ 0
Balance, Share at Dec. 31, 2021							0	7,503,750
Balance at Dec. 31, 2021		23,207			24,250	(1,793)	$ 0	$ 750
Sale of 13,850,000 Private Placement Warrants		13,850,000			13,850,000
Forfeiture of Founder Shares, Shares								(3,750)
Compensation Expense – Fair value of assigned Founder Shares to Apeiron		362,500			362,500
Fair value of Public Warrants at issuance		8,100,000			8,100,000
Allocated value of transaction costs to Series A common stock		(505,049)			(505,049)
Remeasurement of Series A common stock to redemption amount		(30,799,058)			(21,831,701)	(8,967,357)
Net income (loss)		(1,025,824)				(1,025,824)
Balance, Share at Mar. 31, 2022							0	7,500,000
Balance at Mar. 31, 2022		(9,994,224)			0	(9,994,974)	$ 0	$ 750
Balance, Shares at Dec. 31, 2021							0	7,503,750
Balance at Dec. 31, 2021		23,207			24,250	(1,793)	$ 0	$ 750
Net income (loss)		(570,322)	(450,395)	(119,927)
Balance, Share at Sep. 30, 2022							0	7,500,000
Balance at Sep. 30, 2022		(10,641,743)			0	(10,642,493)	$ 0	$ 750
Balance, Shares at Dec. 31, 2021							0	7,503,750
Balance at Dec. 31, 2021		23,207			24,250	(1,793)	$ 0	$ 750
Sale of 13,850,000 Private Placement Warrants		13,850,000			13,850,000
Forfeiture of Founder Shares, Shares								(3,750)
Compensation Expense – Fair value of assigned Founder Shares to Apeiron		362,500			362,500
Fair value of Public Warrants at issuance		8,100,000			8,100,000
Allocated value of transaction costs to Series A common stock		(505,049)			(505,049)
Remeasurement of Series A common stock to redemption amount		(33,896,988)			(21,831,701)	(12,065,287)
Net income (loss)		886,918	702,819	184,099		886,918
Balance, Share at Dec. 31, 2022							0	7,500,000
Balance at Dec. 31, 2022		(11,179,412)			0	(11,180,162)	$ 0	$ 750
Balance, Shares at Mar. 31, 2022							0	7,500,000
Balance at Mar. 31, 2022		(9,994,224)			0	(9,994,974)	$ 0	$ 750
Net income (loss)		(196,919)				(196,919)
Balance, Share at Jun. 30, 2022							0	7,500,000
Balance at Jun. 30, 2022		(10,191,143)			0	(10,191,893)	$ 0	$ 750
Remeasurement of Series A common stock to redemption amount		(1,103,021)				(1,103,021)
Net income (loss)		652,421	521,937	130,484		652,421
Balance, Share at Sep. 30, 2022							0	7,500,000
Balance at Sep. 30, 2022		(10,641,743)			0	(10,642,493)	$ 0	$ 750
Balance, Shares at Dec. 31, 2022							0	7,500,000
Balance at Dec. 31, 2022		(11,179,412)			0	(11,180,162)	$ 0	$ 750
Remeasurement of Series A common stock to redemption amount		(2,554,544)				(2,554,544)
Net income (loss)		2,070,528				2,070,528
Balance, Share at Mar. 31, 2023							0	7,500,000
Balance at Mar. 31, 2023		(11,663,428)			0	(11,664,178)	$ 0	$ 750
Balance, Shares at Dec. 31, 2022							0	7,500,000
Balance at Dec. 31, 2022		(11,179,412)			0	(11,180,162)	$ 0	$ 750
Remeasurement of Series A common stock to redemption amount		(3,942,803)
Net income (loss)		2,828,701	2,437,328	391,373
Balance, Share at Sep. 30, 2023							7,499,999	1
Balance at Sep. 30, 2023		(15,058,228)			0	(15,058,978)	$ 749	$ 1
Balance, Shares at Mar. 31, 2023							0	7,500,000
Balance at Mar. 31, 2023		(11,663,428)			0	(11,664,178)	$ 0	$ 750
Remeasurement of Series A common stock to redemption amount		(1,180,703)				(1,180,703)
Net income (loss)		802,803				802,803
Stockholder non-redemption agreement		1,378,126			1,378,126
Stockholder non-redemption agreement		(1,378,126)			(1,378,126)
Excise tax		(2,764,714)				(2,764,714)
Conversion of Series Class B shares to Series Class A Non-redeemable shares, Shares							7,499,999	(7,499,999)
Conversion of Series Class B shares to Series Class A Non-redeemable shares							$ 749	$ (749)
Balance, Share at Jun. 30, 2023							7,499,999	1
Balance at Jun. 30, 2023		(14,806,042)			0	(14,806,792)	$ 749	$ 1
Remeasurement of Series A common stock to redemption amount		(207,556)				(207,556)
Net income (loss)		(44,630)	$ (44,630)	$ 0		(44,630)
Balance, Share at Sep. 30, 2023							7,499,999	1
Balance at Sep. 30, 2023		$ (15,058,228)			$ 0	$ (15,058,978)	$ 749	$ 1

[1]	Includes up to 978,750 shares of Series B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5). On January 13, 2022, the Company effectuated a 1.044-for-1 stock split, resulting in an aggregate of 7,503,750 Founder Shares outstanding (see Notes 5 and 7). All share and per-share amounts have been retroactively restated to reflect the stock split. On January 18, 2022, the underwriters partially exercised their over-allotment option, hence, 975,000 Founder Shares are no longer subject to forfeiture since then and the remaining unexercised portion of such over-allotment option, an aggregate of 3,750 Founder Shares were forfeited, resulting in an aggregate of 7,500,000 Founder Shares outstanding (see Note 5).